Joint arrangements (Tables)	12 Months Ended
Dec. 31, 2017
Joint Arrangements Tables
Schedule of detailed information about joint arrangements
Country of
Name	incorporation	Nature of business	Type of arrangement
Syntara LLC	USA	Dormant	Joint venture

MidaSol Therapeutics GP	Cayman Islands	Research and development partner	Joint operation